CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current
Cash	$ 143,280	$ 728,575
Accounts receivable	152,922	381,955
Inventory	344,208	296,382
Prepaid expenses	889	49,510
Total Current Assets	641,299	1,456,422
Property and Equipment	80,338	86,426
Total Assets	721,637	1,542,848
Current
Accounts payable and accrued liabilities	174,393	111,831
Due to related parties	2,073,960	109,309
Accrued dividends payable	227,241	23,891
Total Liabilities	2,475,594	245,031
Redeemable Preferred Stock	2,027,945	2,027,945
STOCKHOLDERS' DEFICIENCY
Common Stock	71,128	71,128
Additional Paid-in Capital	4,826,099	4,744,921
Deficit Accumulated During The Development Stage	(8,679,129)	(5,546,177)
Total Stockholders' Deficiency	(3,781,902)	(730,128)
Total Liabilities and Stockholders' Deficiency	$ 721,637	$ 1,542,848